Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Origination Years of Financial Assets (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Mar. 31, 2026
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)	¥ 2	¥ 129
One year ago (Gross write-offs)	372	497
Two years ago (Gross write-offs)	1,397	1,312
Three years ago (Gross write-offs)	1,226	821
Four years ago (Gross write-offs)	500	172
Prior (Gross write-offs)	9,245	5,428
Total financing receivables	2,487,406		¥ 2,527,163
Total financing receivables (Gross write-offs)	12,742	8,359
Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	552,690		1,023,872
One year ago	781,049		631,829
Two years ago	487,168		318,049
Three years ago	227,709		155,169
Four years ago	132,654		143,750
Prior	223,955		166,633
Total financing receivables	2,405,225		2,439,302
Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	4,309		5,251
One year ago	9,437		12,390
Two years ago	11,304		18,799
Three years ago	17,074		16,270
Four years ago	15,089		16,505
Prior	38,382		32,685
Total financing receivables	95,595		101,900
Consumer borrowers
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)	2	9
One year ago (Gross write-offs)	312	492
Two years ago (Gross write-offs)	321	549
Three years ago (Gross write-offs)	126	217
Four years ago (Gross write-offs)	103	31
Prior (Gross write-offs)	330	66
Total financing receivables	72,264		79,093
Total financing receivables (Gross write-offs)	1,194	1,364
Consumer borrowers | Real estate loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)	0	0
One year ago (Gross write-offs)	0	0
Two years ago (Gross write-offs)	0	0
Three years ago (Gross write-offs)	0	0
Four years ago (Gross write-offs)	0	14
Prior (Gross write-offs)	290	64
Total financing receivables	33,638		38,119
Total financing receivables (Gross write-offs)	290	78
Consumer borrowers | Other loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)	2	9
One year ago (Gross write-offs)	312	492
Two years ago (Gross write-offs)	321	549
Three years ago (Gross write-offs)	126	217
Four years ago (Gross write-offs)	103	17
Prior (Gross write-offs)	40	2
Total financing receivables	38,626		40,974
Total financing receivables (Gross write-offs)	904	1,286
Consumer borrowers | Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	11,137		21,929
One year ago	16,595		12,499
Two years ago	8,623		7,687
Three years ago	4,840		6,318
Four years ago	4,738		6,619
Prior	14,733		11,391
Total financing receivables	60,666		66,443
Consumer borrowers | Performing | Real estate loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	517		1,441
One year ago	1,375		1,404
Two years ago	1,274		2,243
Three years ago	1,995		3,806
Four years ago	3,379		6,420
Prior	14,583		11,341
Total financing receivables	23,123		26,655
Consumer borrowers | Performing | Other loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	10,620		20,488
One year ago	15,220		11,095
Two years ago	7,349		5,444
Three years ago	2,845		2,512
Four years ago	1,359		199
Prior	150		50
Total financing receivables	37,543		39,788
Consumer borrowers | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	73		359
One year ago	494		3,314
Two years ago	2,834		2,154
Three years ago	2,215		4,879
Four years ago	4,331		1,235
Prior	1,651		709
Total financing receivables	11,598		12,650
Consumer borrowers | Non-Performing | Real estate loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	28		103
One year ago	108		2,912
Two years ago	2,615		1,858
Three years ago	1,975		4,655
Four years ago	4,142		1,231
Prior	1,647		705
Total financing receivables	10,515		11,464
Consumer borrowers | Non-Performing | Other loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	45		256
One year ago	386		402
Two years ago	219		296
Three years ago	240		224
Four years ago	189		4
Prior	4		4
Total financing receivables	1,083		1,186
Corporate borrowers
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)	0	120
One year ago (Gross write-offs)	11	1
Two years ago (Gross write-offs)	496	364
Three years ago (Gross write-offs)	558	30
Four years ago (Gross write-offs)	37	28
Prior (Gross write-offs)	7,578	1,449
Total financing receivables	1,159,688		1,179,343
Total financing receivables (Gross write-offs)	8,680	1,992
Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)	0
One year ago (Gross write-offs)	0
Two years ago (Gross write-offs)	0
Three years ago (Gross write-offs)	0
Four years ago (Gross write-offs)	0
Prior (Gross write-offs)	0
Total financing receivables	48,927		81,084
Total financing receivables (Gross write-offs)	0
Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables			200,308
Corporate borrowers | Non-recourse Loans | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)	0
One year ago (Gross write-offs)	0
Two years ago (Gross write-offs)	0
Three years ago (Gross write-offs)	0
Four years ago (Gross write-offs)	0
Prior (Gross write-offs)	0
Total financing receivables	133,844
Total financing receivables (Gross write-offs)	0
Corporate borrowers | Other than non-recourse loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)		0
One year ago (Gross write-offs)		0
Two years ago (Gross write-offs)		0
Three years ago (Gross write-offs)		0
Four years ago (Gross write-offs)		0
Prior (Gross write-offs)		0
Total financing receivables (Gross write-offs)		0
Corporate borrowers | Real estate companies | Other than non-recourse loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)	0
One year ago (Gross write-offs)	0
Two years ago (Gross write-offs)	0
Three years ago (Gross write-offs)	0
Four years ago (Gross write-offs)	0
Prior (Gross write-offs)	0
Total financing receivables	128,660		118,727
Total financing receivables (Gross write-offs)	0
Corporate borrowers | Real estate companies | Other than non-recourse loans | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)	0
One year ago (Gross write-offs)	0
Two years ago (Gross write-offs)	0
Three years ago (Gross write-offs)	407
Four years ago (Gross write-offs)	19
Prior (Gross write-offs)	648
Total financing receivables	91,163		61,853
Total financing receivables (Gross write-offs)	1,074
Corporate borrowers | Commercial, industrial and other companies | Other than non-recourse loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)	0
One year ago (Gross write-offs)	0
Two years ago (Gross write-offs)	393
Three years ago (Gross write-offs)	0
Four years ago (Gross write-offs)	0
Prior (Gross write-offs)	0
Total financing receivables	197,666		191,880
Total financing receivables (Gross write-offs)	393
Corporate borrowers | Commercial, industrial and other companies | Other than non-recourse loans | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)	0	120
One year ago (Gross write-offs)	11	1
Two years ago (Gross write-offs)	103	364
Three years ago (Gross write-offs)	151	30
Four years ago (Gross write-offs)	18	28
Prior (Gross write-offs)	6,930	1,449
Total financing receivables	559,428		525,491
Total financing receivables (Gross write-offs)	7,213	1,992
Corporate borrowers | Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	282,502		508,886
One year ago	369,575		290,116
Two years ago	214,994		107,370
Three years ago	73,746		50,657
Four years ago	57,630		89,236
Prior	110,234		71,133
Total financing receivables	1,108,681		1,117,398
Corporate borrowers | Performing | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	0		26,423
One year ago	21,747		40,018
Two years ago	23,213		5,391
Three years ago	1,201		0
Four years ago	0		6,394
Prior	2,766		2,858
Total financing receivables	48,927		81,084
Corporate borrowers | Performing | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year			89,661
One year ago			61,545
Two years ago			23,222
Three years ago			7,398
Four years ago			2,037
Prior			4,439
Total financing receivables			188,302
Corporate borrowers | Performing | Non-recourse Loans | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	3,675
One year ago	34,910
Two years ago	49,587
Three years ago	15,359
Four years ago	14,239
Prior	5,817
Total financing receivables	123,587
Corporate borrowers | Performing | Real estate companies | Other than non-recourse loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	52,025		76,450
One year ago	45,803		21,982
Two years ago	16,752		9,284
Three years ago	5,578		1,896
Four years ago	935		1,639
Prior	7,567		7,457
Total financing receivables	128,660		118,708
Corporate borrowers | Performing | Real estate companies | Other than non-recourse loans | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	39,859		46,394
One year ago	37,664		5,163
Two years ago	5,774		1,147
Three years ago	1,057		1,120
Four years ago	1,069		0
Prior	3,660		5,848
Total financing receivables	89,083		59,672
Corporate borrowers | Performing | Commercial, industrial and other companies | Other than non-recourse loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	58,916		97,781
One year ago	62,715		41,003
Two years ago	34,571		27,802
Three years ago	22,308		8,018
Four years ago	6,155		8,374
Prior	12,769		8,233
Total financing receivables	197,434		191,211
Corporate borrowers | Performing | Commercial, industrial and other companies | Other than non-recourse loans | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	128,027		172,177
One year ago	166,736		120,405
Two years ago	85,097		40,524
Three years ago	28,243		32,225
Four years ago	35,232		70,792
Prior	77,655		42,298
Total financing receivables	520,990		478,421
Corporate borrowers | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	151		1,276
One year ago	2,691		3,184
Two years ago	2,034		9,835
Three years ago	7,982		7,692
Four years ago	6,984		13,814
Prior	31,165		26,144
Total financing receivables	51,007		61,945
Corporate borrowers | Non-Performing | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year			0
One year ago			79
Two years ago			4,656
Three years ago			855
Four years ago			1,065
Prior			5,351
Total financing receivables			12,006
Corporate borrowers | Non-Performing | Non-recourse Loans | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	37
One year ago	0
Two years ago	87
Three years ago	4,675
Four years ago	1,332
Prior	4,126
Total financing receivables	10,257
Corporate borrowers | Non-Performing | Real estate companies | Other than non-recourse loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year			0
One year ago			19
Two years ago			0
Three years ago			0
Four years ago			0
Prior			0
Total financing receivables			19
Corporate borrowers | Non-Performing | Real estate companies | Other than non-recourse loans | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	0		0
One year ago	0		0
Two years ago	0		440
Three years ago	0		1,586
Four years ago	782		63
Prior	1,298		92
Total financing receivables	2,080		2,181
Corporate borrowers | Non-Performing | Commercial, industrial and other companies | Other than non-recourse loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	15		14
One year ago	4		411
Two years ago	5		47
Three years ago	42		116
Four years ago	85		11
Prior	81		70
Total financing receivables	232		669
Corporate borrowers | Non-Performing | Commercial, industrial and other companies | Other than non-recourse loans | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	99		1,262
One year ago	2,687		2,675
Two years ago	1,942		4,692
Three years ago	3,265		5,135
Four years ago	4,785		12,675
Prior	25,660		20,631
Total financing receivables	38,438		47,070
Loans to Equity Method Investees
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)	0
One year ago (Gross write-offs)	0
Two years ago (Gross write-offs)	0
Three years ago (Gross write-offs)	0
Four years ago (Gross write-offs)	0
Prior (Gross write-offs)	0
Total financing receivables	24,615		21,236
Total financing receivables (Gross write-offs)	0
Loans to Equity Method Investees | Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	3,543		3,032
One year ago	3,053		573
Two years ago	573		585
Three years ago	588		2,005
Four years ago	1,970		21
Prior	14,888		15,020
Total financing receivables	24,615		21,236
Loans to Equity Method Investees | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year			0
One year ago			0
Two years ago			0
Three years ago			0
Four years ago			0
Prior			0
Total financing receivables			0
Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)	0	0
One year ago (Gross write-offs)	0	0
Two years ago (Gross write-offs)	0	0
Three years ago (Gross write-offs)	0	0
Four years ago (Gross write-offs)	0	0
Prior (Gross write-offs)	326	3,659
Total financing receivables (Gross write-offs)	326	3,659
Purchased loans | Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	0		0
One year ago	0		792
Two years ago	763		0
Three years ago	0		0
Four years ago	0		0
Prior	12,428		13,019
Total financing receivables	13,191		13,811
Purchased loans | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	0		0
One year ago	0		0
Two years ago	0		0
Three years ago	0		0
Four years ago	0		0
Prior	223		228
Total financing receivables	223		228
Net investment in leases
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)	0	0
One year ago (Gross write-offs)	49	4
Two years ago (Gross write-offs)	580	399
Three years ago (Gross write-offs)	542	574
Four years ago (Gross write-offs)	360	113
Prior (Gross write-offs)	1,011	254
Total financing receivables	1,230,839		1,247,491
Total financing receivables (Gross write-offs)	2,542	1,344
Net investment in leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)	0	0
One year ago (Gross write-offs)	8	2
Two years ago (Gross write-offs)	36	39
Three years ago (Gross write-offs)	72	117
Four years ago (Gross write-offs)	92	93
Prior (Gross write-offs)	184	238
Total financing receivables	610,041		619,333
Total financing receivables (Gross write-offs)	392	489
Net investment in leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)	0	0
One year ago (Gross write-offs)	41	2
Two years ago (Gross write-offs)	544	360
Three years ago (Gross write-offs)	470	457
Four years ago (Gross write-offs)	268	20
Prior (Gross write-offs)	827	16
Total financing receivables	620,798		628,158
Total financing receivables (Gross write-offs)	2,150	¥ 855
Net investment in leases | Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	255,508		490,025
One year ago	391,826		327,849
Two years ago	262,215		202,407
Three years ago	148,535		96,189
Four years ago	68,316		47,874
Prior	71,672		56,070
Total financing receivables	1,198,072		1,220,414
Net investment in leases | Performing | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	100,573		197,362
One year ago	170,373		152,845
Two years ago	131,575		105,743
Three years ago	86,457		66,152
Four years ago	50,782		40,753
Prior	66,011		52,159
Total financing receivables	605,771		615,014
Net investment in leases | Performing | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	154,935		292,663
One year ago	221,453		175,004
Two years ago	130,640		96,664
Three years ago	62,078		30,037
Four years ago	17,534		7,121
Prior	5,661		3,911
Total financing receivables	592,301		605,400
Net investment in leases | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	4,085		3,616
One year ago	6,252		5,892
Two years ago	6,436		6,810
Three years ago	6,877		3,699
Four years ago	3,774		1,456
Prior	5,343		5,604
Total financing receivables	32,767		27,077
Net investment in leases | Non-Performing | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	46		146
One year ago	280		517
Two years ago	644		865
Three years ago	792		778
Four years ago	728		668
Prior	1,780		1,345
Total financing receivables	4,270		4,319
Net investment in leases | Non-Performing | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	4,039		3,470
One year ago	5,972		5,375
Two years ago	5,792		5,945
Three years ago	6,085		2,921
Four years ago	3,046		788
Prior	3,563		4,259
Total financing receivables	¥ 28,497		¥ 22,758